Long-term liabilities (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Long Term Liabilities
Long-term liabilities consist of the following:

	2014	2013
Generation Group
$350,000 revolving credit facility, interest rate is equal to bankers' acceptance or LIBOR plus a variable rate as outlined in the credit facility agreement. The current rate is BA or LIBOR plus 1.45%, maturing July 31, 2018.	$23,400	$124,570
Algonquin Power Co.: Senior Unsecured Notes: $200,000 bearing an interest rate of 4.65% maturing February 15, 2022; $150,000 bearing an interest rate of 4.82% maturing February 15, 2021; $135,000 bearing an interest rate of 5.50% maturing July 25, 2018. The notes have interest only payments, payable semi-annually in arrears.	484,553	284,757
Shady Oaks Wind Facility: Senior Debt: U.S. $76,000 Chinese Development Bank Corporation loan facility, bearing an interest rate of 6 month LIBOR plus 280 basis points, maturing June 30, 2026. The facility has principal and interest payments, payable semi-annually in arrears.	88,168	129,759
Long Sault Hydro Facility: Senior Debt: Bonds bearing an interest rate of 10.21% maturing December 31,2027. The bonds have interest and principal payments, payable monthly in arrears.	36,048	37,143
Sanger Thermal Facility: Senior Debt: U.S. $19,200 California Pollution Control Finance Authority Variable Rate Demand Resource Recovery Revenue Bond Series 1990A, bearing an effective interest rate determined by the remarketing agent. The bond has interest only payments, payable monthly in arrears. The effective interest rate in 2014 was 2.01% (2013 – 1.72%). The bonds were fully repaid on December 31, 2014.	—	20,421
Chuteford Hydro Facility: Senior Debt: Bonds bearing an interest rate of 11.6%, maturing April 1, 2020. The bond has principal and interest payments, payable monthly in arrears.	3,028	3,417
Distribution Group
U.S. $200,000 revolving credit facility, interest rate is equal to LIBOR plus a variable rate as outlined in the credit facility agreement. The current rate is LIBOR plus 1.25%, maturing September 30, 2018.	23,898	85,620
Liberty Utilities Co.:
Senior Unsecured Notes:
U.S. $ 50,000, bearing an interest rate of 3.51%, maturing July 31, 2017;
U.S. $ 25,000, bearing an interest rate of 3.23%, maturing July 31, 2020;
U.S. $115,000, bearing an interest rate of 4.49%, maturing August 1, 2022;
U.S. $ 15,000, bearing an interest rate of 4.14%, maturing March 13, 2023;
U.S. $ 75,000, bearing an interest rate of 3.86%, maturing July 31, 2023;
U.S. $ 60,000, bearing an interest rate of 4.89%, maturing July 30, 2027;
U.S. $ 25,000, bearing an interest rate of 4.26%, maturing July 31, 2028.
The notes have interest only payments, payable semi-annually.
	423,436	388,214

	2014	2013
Calpeco Electric System: Senior Unsecured Notes: U.S. $45,000 bearing an interest rate of 5.19%, maturing December 29, 2020; U.S. $25,000 bearing an interest rate of 5.59%, maturing December 29, 2025. The notes have interest only payments, payable semi-annually in arrears.	81,207	74,452
Liberty Water Co: Senior Unsecured Notes: U.S. $50,000 bearing an interest rate of 5.60% $5,000 matures annually beginning June 20, 2016; $25,000 maturing December 22, 2020. The note bears interest payments semi-annually in arrears.	58,005	53,180
New England Gas System: First mortgage bonds: U.S. $6,500, bearing an interest rate of 9.44%, maturing February 15, 2020; U.S. $7,000, bearing an interest rate of 7.99%, maturing September 15, 2026; U.S. $6,000, bearing an interest rate of 7.24%, maturing December 15, 2027. The notes have interest only payments, payable semi-annually in arrears.	27,288	25,244
Granite State Electric System: Senior unsecured notes: U.S. $5,000, bearing an interest rate of 7.37%, maturing November 1, 2023; U.S. $5,000, bearing an interest rate of 7.94%, maturing July 1, 2025; and, U.S. $5,000, bearing an interest rate of 7.30%, maturing June 15, 2028. The notes have interest only payments, payable semi-annually.	17,402	15,954
LPSCo Water System: 1999 and 2001 IDA Bonds bearing interest rates of 5.95% and 6.75% and maturing October 1, 2023 and October 1, 2031, respectively. The bonds have principal and interest payments, payable monthly in arrears.	12,441	11,668
Bella Vista Water System: Water Infrastructure Financing Authority of Arizona loans bearing interest rates of 6.26% and 6.10%, and maturing March 1, 2020 and December 1, 2017, respectively. The loans have principal and interest payments, payable monthly and quarterly in arrears.	1,149	1,189
	$1,280,023	$1,255,588
Less: current portion	(9,130)	(8,339)
	$1,270,893	$1,247,249

Principal Payments
Principal payments due in the next five years and thereafter are:

	2015	2016	2017	2018	2019	Thereafter	Total
Generation Group	$8,599	$8,779	$11,300	$169,822	$12,132	$424,517	$635,149
Distribution Group	531	6,393	64,435	30,349	6,492	536,626	644,826
Total	$9,130	$15,172	$75,735	$200,171	$18,624	$961,143	$1,279,975